Leases (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Feb. 23, 2023	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Rental Costs
Operating Lease, Cost				$ 157.5	$ 275.3	$ 279.6
Finance Lease Right-of-Use Asset Amortization				205.5	74.7	61.9
Interest Expense on Finance Leases				13.4	14.4	15.4
Total Lease Rental Costs	[1]			$ 376.4	$ 364.4	356.9
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases				12 years 8 months 8 days	10 years 4 months 20 days
Weighted Average Remaining Lease Term, Finance Leases				4 years 7 months 9 days	2 years 11 months 12 days
Weighted Average Discount Rate, Operating Leases				3.54%	3.35%
Weighted Average Discount Rate, Finance Leases				5.76%	3.26%
Operating Cash Flows Used for Operating Leases				$ 155.1	$ 279.9
Operating Cash Flows Used for Finance Leases				13.6	14.3
Financing Cash Flows Used for Finance Leases				309.5	64.0	61.7
Non-cash Acquisitions Under Operating Leases				191.4	117.0
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				25,834.2	24,319.6
Other Property, Plant and Equipment				5,971.8	5,844.9
Total Property, Plant and Equipment				97,021.4	90,225.0
Accumulated Amortization				23,682.3	21,920.9
Net Property, Plant and Equipment Under Finance Leases				212.7	493.0
Other Liabilities, Noncurrent				607.3	603.8
Finance Lease Liability Due Within One Year				1,278.2	1,390.7
Total Obligations Under Finance Leases				225.7	503.5
Operating Lease Asset and Related Obligations
Operating Lease Assets				645.5	589.0
Operating Lease Noncurrent Liability				552.5	501.4
Operating Lease Liability Due Within One Year				113.6	99.8
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				666.1	601.2
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				67.9
Year 2				71.5
Year 3				41.0
Year 4				25.0
Year 5				19.3
Finance Leases, Later Years				32.6
Finance Leases, Total Future Minimum Lease Payments				257.3
Imputed Interest on Finance Leases				31.6
Total Obligations Under Finance Leases				225.7	503.5
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				138.7
Year 2				125.9
Year 3				86.7
Year 4				75.5
Year 5				65.6
Operating Leases, Later Years				352.2
Operating Leases, Total Future Minimum Lease Payments				844.6
Imputed Interest on Operating Leases				178.5
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				666.1	601.2
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements				46.0
Leases (Textuals)
Repayments of Long-term Debt				2,345.4	2,989.3	1,339.8
Boat and Barge Leases [Member]
Leases (Textuals)
Maximum Potential Lease Payments, AEPRO Barge and Boat Leases				27.0
Guarantor Obligations, Current Carrying Value				2.0
Guarantee Obligations Current Carrying Value Other Liabilities Current				1.0
Guarantee Obligations Current Carrying Value Other Liabilities Noncurrent				1.0
Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				120.9	389.9
Other Property, Plant and Equipment				321.4	328.1
Total Property, Plant and Equipment				442.3	718.0
Accumulated Amortization				229.6	225.0
Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent				168.4	198.2
Finance Lease Liability Due Within One Year				57.3	305.3
Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets				645.5	589.0
AEP Texas Inc. [Member]
Lease Rental Costs
Operating Lease, Cost				18.4	18.4	17.4
Finance Lease Right-of-Use Asset Amortization				6.8	6.7	6.3
Interest Expense on Finance Leases				1.3	1.4	1.5
Total Lease Rental Costs	[1]			$ 26.5	$ 26.5	25.2
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases				4 years 3 months 29 days	5 years 10 months 28 days
Weighted Average Remaining Lease Term, Finance Leases				5 years 4 months 20 days	5 years 6 months 3 days
Weighted Average Discount Rate, Operating Leases				4.15%	3.53%
Weighted Average Discount Rate, Finance Leases				4.75%	4.31%
Operating Cash Flows Used for Operating Leases				$ 18.3	$ 18.0
Operating Cash Flows Used for Finance Leases				1.3	1.4
Financing Cash Flows Used for Finance Leases				6.8	6.7	6.3
Non-cash Acquisitions Under Operating Leases				36.7	4.4
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Property, Plant and Equipment				1,022.8	961.1
Total Property, Plant and Equipment				13,442.3	12,279.5
Accumulated Amortization				1,760.7	1,644.1
Net Property, Plant and Equipment Under Finance Leases				30.1	30.8
Other Liabilities, Noncurrent				93.2	73.8
Finance Lease Liability Due Within One Year				130.7	78.0
Total Obligations Under Finance Leases				30.1	30.8
Operating Lease Asset and Related Obligations
Operating Lease Noncurrent Liability				67.8	61.3
Operating Lease Liability Due Within One Year				28.6	14.0
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				96.4	75.3
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				8.3
Year 2				7.2
Year 3				5.5
Year 4				4.4
Year 5				3.5
Finance Leases, Later Years				5.5
Finance Leases, Total Future Minimum Lease Payments				34.4
Imputed Interest on Finance Leases				4.3
Total Obligations Under Finance Leases				30.1	30.8
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				32.3
Year 2				29.7
Year 3				13.1
Year 4				10.9
Year 5				8.3
Operating Leases, Later Years				11.7
Operating Leases, Total Future Minimum Lease Payments				106.0
Imputed Interest on Operating Leases				9.6
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				96.4	75.3
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements				11.1
Leases (Textuals)
Repayments of Long-term Debt				716.0	88.7	392.1
AEP Texas Inc. [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				0.0	0.0
Other Property, Plant and Equipment				53.7	50.7
Total Property, Plant and Equipment				53.7	50.7
Accumulated Amortization				23.6	19.9
AEP Texas Inc. [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent				23.1	24.2
Finance Lease Liability Due Within One Year				7.0	6.6
AEP Texas Inc. [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets				94.7	73.6
AEP Transmission Co [Member]
Lease Rental Costs
Operating Lease, Cost				1.1	1.7	2.6
Finance Lease Right-of-Use Asset Amortization				0.0	0.0	0.0
Interest Expense on Finance Leases				0.0	0.0	0.0
Total Lease Rental Costs	[1]			$ 1.1	$ 1.7	2.6
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases				2 years 18 days	2 years 11 months 12 days
Weighted Average Remaining Lease Term, Finance Leases				0 years	0 years
Weighted Average Discount Rate, Operating Leases				1.96%	0.90%
Weighted Average Discount Rate, Finance Leases				0.00%	0.00%
Operating Cash Flows Used for Operating Leases				$ 1.0	$ 1.6
Operating Cash Flows Used for Finance Leases				0.0	0.0
Financing Cash Flows Used for Finance Leases				0.0	0.0
Non-cash Acquisitions Under Operating Leases				1.7	2.1
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Property, Plant and Equipment				476.8	451.9
Total Property, Plant and Equipment				14,366.9	12,885.1
Accumulated Amortization				1,027.0	784.1
Net Property, Plant and Equipment Under Finance Leases				0.0	0.0
Other Liabilities, Noncurrent				69.1	3.2
Finance Lease Liability Due Within One Year				8.3	3.3
Total Obligations Under Finance Leases				0.0	0.0
Operating Lease Asset and Related Obligations
Operating Lease Noncurrent Liability				1.5	1.3
Operating Lease Liability Due Within One Year				1.3	0.9
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				2.8	2.2
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				0.0
Year 2				0.0
Year 3				0.0
Year 4				0.0
Year 5				0.0
Finance Leases, Later Years				0.0
Finance Leases, Total Future Minimum Lease Payments				0.0
Imputed Interest on Finance Leases				0.0
Total Obligations Under Finance Leases				0.0	0.0
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				1.4
Year 2				0.9
Year 3				0.4
Year 4				0.2
Year 5				0.0
Operating Leases, Later Years				0.0
Operating Leases, Total Future Minimum Lease Payments				2.9
Imputed Interest on Operating Leases				0.1
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				2.8	2.2
Leases (Textuals)
Repayments of Long-term Debt				104.0	50.0	0.0
AEP Transmission Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				0.0	0.0
Other Property, Plant and Equipment				0.0	0.0
Total Property, Plant and Equipment				0.0	0.0
Accumulated Amortization				0.0	0.0
AEP Transmission Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent				0.0	0.0
Finance Lease Liability Due Within One Year				0.0	0.0
AEP Transmission Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets				2.7	2.0
Appalachian Power Co [Member]
Lease Rental Costs
Operating Lease, Cost				17.9	19.3	19.1
Finance Lease Right-of-Use Asset Amortization				7.9	7.7	7.4
Interest Expense on Finance Leases				2.0	2.4	2.7
Total Lease Rental Costs	[1]			$ 27.8	$ 29.4	29.2
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases				5 years 3 months 14 days	5 years 8 months 4 days
Weighted Average Remaining Lease Term, Finance Leases				4 years 3 months	4 years 11 months 19 days
Weighted Average Discount Rate, Operating Leases				3.61%	3.42%
Weighted Average Discount Rate, Finance Leases				7.09%	7.16%
Operating Cash Flows Used for Operating Leases				$ 17.9	$ 19.3
Operating Cash Flows Used for Finance Leases				2.0	2.4
Financing Cash Flows Used for Finance Leases				7.9	7.7	7.4
Non-cash Acquisitions Under Operating Leases				23.1	4.2
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				6,776.8	6,683.9
Other Property, Plant and Equipment				883.3	696.6
Total Property, Plant and Equipment				17,781.2	16,856.1
Accumulated Amortization				5,402.0	5,051.8
Net Property, Plant and Equipment Under Finance Leases				29.3	35.7
Other Liabilities, Noncurrent				49.6	34.6
Finance Lease Liability Due Within One Year				171.2	146.4
Total Obligations Under Finance Leases				29.3	35.7
Operating Lease Asset and Related Obligations
Operating Lease Assets				73.6	66.9
Operating Lease Noncurrent Liability				59.1	52.4
Operating Lease Liability Due Within One Year				15.0	15.1
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				74.1	67.5
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				9.6
Year 2				8.8
Year 3				7.5
Year 4				2.9
Year 5				1.8
Finance Leases, Later Years				2.8
Finance Leases, Total Future Minimum Lease Payments				33.4
Imputed Interest on Finance Leases				4.1
Total Obligations Under Finance Leases				29.3	35.7
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				17.5
Year 2				14.6
Year 3				11.8
Year 4				10.3
Year 5				9.1
Operating Leases, Later Years				19.2
Operating Leases, Total Future Minimum Lease Payments				82.5
Imputed Interest on Operating Leases				8.4
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				74.1	67.5
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements				6.1
Leases (Textuals)
Repayments of Long-term Debt				230.4	393.0	140.3
Appalachian Power Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				41.1	42.8
Other Property, Plant and Equipment				20.1	20.4
Total Property, Plant and Equipment				61.2	63.2
Accumulated Amortization				31.9	27.5
Appalachian Power Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent				21.6	28.1
Finance Lease Liability Due Within One Year				7.7	7.6
Appalachian Power Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets				73.6	66.9
Indiana Michigan Power Co [Member]
Lease Rental Costs
Operating Lease, Cost				29.5	90.2	101.5
Finance Lease Right-of-Use Asset Amortization				78.7	12.9	6.5
Interest Expense on Finance Leases				3.1	3.0	3.1
Total Lease Rental Costs	[1]			$ 111.3	$ 106.1	111.1
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases				5 years 9 months 14 days	5 years 10 months 13 days
Weighted Average Remaining Lease Term, Finance Leases				4 years 9 months 3 days	2 years 1 month 6 days
Weighted Average Discount Rate, Operating Leases				3.62%	3.46%
Weighted Average Discount Rate, Finance Leases				8.99%	3.02%
Operating Cash Flows Used for Operating Leases				$ 29.7	$ 92.9
Operating Cash Flows Used for Finance Leases				3.2	2.9
Financing Cash Flows Used for Finance Leases				130.7	6.8	6.5
Non-cash Acquisitions Under Operating Leases				19.1	2.6
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				5,585.1	5,531.8
Other Property, Plant and Equipment				839.3	792.9
Total Property, Plant and Equipment				11,544.3	11,210.7
Accumulated Amortization				4,132.8	3,899.8
Net Property, Plant and Equipment Under Finance Leases				33.8	160.7
Other Liabilities, Noncurrent				58.8	58.3
Finance Lease Liability Due Within One Year				98.9	123.2
Total Obligations Under Finance Leases				34.0	162.2
Operating Lease Asset and Related Obligations
Operating Lease Assets				64.3	63.5
Operating Lease Noncurrent Liability				48.9	48.9
Operating Lease Liability Due Within One Year				16.0	15.5
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				64.9	64.4
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				9.2
Year 2				12.1
Year 3				6.3
Year 4				3.9
Year 5				3.4
Finance Leases, Later Years				7.6
Finance Leases, Total Future Minimum Lease Payments				42.5
Imputed Interest on Finance Leases				8.5
Total Obligations Under Finance Leases				34.0	162.2
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				18.8
Year 2				17.7
Year 3				9.2
Year 4				8.3
Year 5				7.5
Operating Leases, Later Years				9.8
Operating Leases, Total Future Minimum Lease Payments				71.3
Imputed Interest on Operating Leases				6.4
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				64.9	64.4
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements				4.4
Leases (Textuals)
Repayments of Long-term Debt				83.4	383.5	93.2
Indiana Michigan Power Co [Member] | Notes Payable, Other Payables [Member] | Subsequent Event [Member]
Leases (Textuals)
Repayments of Long-term Debt		$ 8.0	$ 8.0
Indiana Michigan Power Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				28.0	156.8
Other Property, Plant and Equipment				40.6	42.1
Total Property, Plant and Equipment				68.6	198.9
Accumulated Amortization				34.8	38.2
Indiana Michigan Power Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent				27.1	31.7
Finance Lease Liability Due Within One Year				6.9	130.5
Indiana Michigan Power Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets				64.3	63.5
Ohio Power Co [Member]
Lease Rental Costs
Operating Lease, Cost				16.9	19.0	17.1
Finance Lease Right-of-Use Asset Amortization				4.9	4.9	4.7
Interest Expense on Finance Leases				0.8	0.8	0.9
Total Lease Rental Costs	[1]			$ 22.6	$ 24.7	22.7
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases				5 years 11 months 23 days	6 years 8 months 8 days
Weighted Average Remaining Lease Term, Finance Leases				5 years 3 months 7 days	5 years 6 months 14 days
Weighted Average Discount Rate, Operating Leases				3.73%	3.56%
Weighted Average Discount Rate, Finance Leases				4.53%	4.19%
Operating Cash Flows Used for Operating Leases				$ 17.5	$ 19.0
Operating Cash Flows Used for Finance Leases				0.8	0.8
Financing Cash Flows Used for Finance Leases				4.9	4.9	4.7
Non-cash Acquisitions Under Operating Leases				8.4	4.2
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Property, Plant and Equipment				1,051.4	992.9
Total Property, Plant and Equipment				11,174.6	10,421.3
Accumulated Amortization				2,565.3	2,458.3
Net Property, Plant and Equipment Under Finance Leases				18.9	19.3
Other Liabilities, Noncurrent				66.0	29.2
Finance Lease Liability Due Within One Year				154.2	118.1
Total Obligations Under Finance Leases				18.9	19.3
Operating Lease Asset and Related Obligations
Operating Lease Assets				73.8	81.2
Operating Lease Noncurrent Liability				60.3	68.6
Operating Lease Liability Due Within One Year				13.5	13.1
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				73.8	81.7
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				5.4
Year 2				4.6
Year 3				3.2
Year 4				2.6
Year 5				2.1
Finance Leases, Later Years				3.4
Finance Leases, Total Future Minimum Lease Payments				21.3
Imputed Interest on Finance Leases				2.4
Total Obligations Under Finance Leases				18.9	19.3
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				16.4
Year 2				14.9
Year 3				13.2
Year 4				12.0
Year 5				10.7
Operating Leases, Later Years				15.7
Operating Leases, Total Future Minimum Lease Payments				82.9
Imputed Interest on Operating Leases				9.1
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				73.8	81.7
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements				7.6
Leases (Textuals)
Repayments of Long-term Debt				0.1	500.1	0.1
Ohio Power Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				0.0	0.0
Other Property, Plant and Equipment				32.7	32.1
Total Property, Plant and Equipment				32.7	32.1
Accumulated Amortization				13.8	12.8
Ohio Power Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent				14.2	14.9
Finance Lease Liability Due Within One Year				4.7	4.4
Ohio Power Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets				73.8	81.2
Public Service Co Of Oklahoma [Member]
Lease Rental Costs
Operating Lease, Cost				11.8	8.7	7.8
Finance Lease Right-of-Use Asset Amortization				3.2	3.2	3.5
Interest Expense on Finance Leases				0.6	0.6	0.7
Total Lease Rental Costs	[1]			$ 15.6	$ 12.5	12.0
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases				23 years 10 months 24 days	20 years 10 months 20 days
Weighted Average Remaining Lease Term, Finance Leases				6 years 7 days	6 years 2 months 4 days
Weighted Average Discount Rate, Operating Leases				3.43%	3.35%
Weighted Average Discount Rate, Finance Leases				4.63%	4.23%
Operating Cash Flows Used for Operating Leases				$ 10.5	$ 8.7
Operating Cash Flows Used for Finance Leases				0.6	0.6
Financing Cash Flows Used for Finance Leases				3.2	3.2	3.5
Non-cash Acquisitions Under Operating Leases				46.0	33.4
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				2,394.8	1,802.4
Other Property, Plant and Equipment				469.3	437.0
Total Property, Plant and Equipment				7,464.2	6,508.0
Accumulated Amortization				1,837.7	1,705.2
Net Property, Plant and Equipment Under Finance Leases				15.0	15.3
Other Liabilities, Noncurrent				21.3	19.4
Finance Lease Liability Due Within One Year				101.8	66.4
Total Obligations Under Finance Leases				15.0	15.3
Operating Lease Asset and Related Obligations
Operating Lease Assets				106.1	68.9
Operating Lease Noncurrent Liability				99.3	62.2
Operating Lease Liability Due Within One Year				8.9	6.9
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				108.2	69.1
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				3.8
Year 2				3.3
Year 3				2.5
Year 4				2.2
Year 5				1.8
Finance Leases, Later Years				3.7
Finance Leases, Total Future Minimum Lease Payments				17.3
Imputed Interest on Finance Leases				2.3
Total Obligations Under Finance Leases				15.0	15.3
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				11.5
Year 2				10.7
Year 3				9.5
Year 4				8.6
Year 5				7.8
Operating Leases, Later Years				116.4
Operating Leases, Total Future Minimum Lease Payments				164.5
Imputed Interest on Operating Leases				56.3
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				108.2	69.1
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements				4.8
Leases (Textuals)
Repayments of Long-term Debt				500.5	750.5	13.2
Public Service Co Of Oklahoma [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				0.6	0.6
Other Property, Plant and Equipment				25.2	23.9
Total Property, Plant and Equipment				25.8	24.5
Accumulated Amortization				10.8	9.2
Public Service Co Of Oklahoma [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent				11.7	12.3
Finance Lease Liability Due Within One Year				3.3	3.0
Public Service Co Of Oklahoma [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets				106.1	68.9
Southwestern Electric Power Co [Member]
Lease Rental Costs
Operating Lease, Cost				15.3	12.1	9.4
Finance Lease Right-of-Use Asset Amortization				10.8	11.0	10.9
Interest Expense on Finance Leases				2.1	2.5	2.2
Total Lease Rental Costs	[1]			$ 28.2	$ 25.6	22.5
Supplemental Information Related to Leases
Weighted-Average Remaining Lease Term, Operating Leases				23 years 6 months 18 days	20 years 2 months 26 days
Weighted Average Remaining Lease Term, Finance Leases				4 years 1 month 17 days	4 years 6 months 10 days
Weighted Average Discount Rate, Operating Leases				3.41%	3.34%
Weighted Average Discount Rate, Finance Leases				4.80%	4.68%
Operating Cash Flows Used for Operating Leases				$ 13.7	$ 11.6
Operating Cash Flows Used for Finance Leases				2.1	2.5
Financing Cash Flows Used for Finance Leases				10.8	10.9	10.9
Non-cash Acquisitions Under Operating Leases				53.6	42.9
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				5,476.2	4,734.5
Other Property, Plant and Equipment				804.4	764.0
Total Property, Plant and Equipment				11,789.5	10,570.4
Accumulated Amortization				3,527.3	3,170.3
Net Property, Plant and Equipment Under Finance Leases				29.6	42.2
Other Liabilities, Noncurrent				68.4	63.0
Finance Lease Liability Due Within One Year				172.0	154.6
Total Obligations Under Finance Leases				42.2	49.7
Operating Lease Asset and Related Obligations
Operating Lease Noncurrent Liability				120.2	77.7
Operating Lease Liability Due Within One Year				8.4	8.1
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				128.6	85.8
Finance Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				12.4
Year 2				16.5
Year 3				6.1
Year 4				2.8
Year 5				2.4
Finance Leases, Later Years				5.6
Finance Leases, Total Future Minimum Lease Payments				45.8
Imputed Interest on Finance Leases				3.6
Total Obligations Under Finance Leases				42.2	49.7
Operating Lease Liabilities Rolling Future Minimum Lease Payments
Year 1				14.4
Year 2				12.7
Year 3				11.4
Year 4				10.2
Year 5				8.8
Operating Leases, Later Years				141.8
Operating Leases, Total Future Minimum Lease Payments				199.3
Imputed Interest on Operating Leases				70.7
Estimated Present Value of Future Minimum Lease Payments on Operating Leases				128.6	85.8
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements				5.3
Leases (Textuals)
Repayments of Long-term Debt				6.2	381.2	$ 21.2
Southwestern Electric Power Co [Member] | Finance Lease Assets [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Generation				25.9	34.3
Other Property, Plant and Equipment				58.3	55.7
Total Property, Plant and Equipment				84.2	90.0
Accumulated Amortization				54.6	47.8
Southwestern Electric Power Co [Member] | Finance Lease Liabilities [Member]
Property, Plant and Equipment and Other Related Obligations Under Finance Leases
Other Liabilities, Noncurrent				31.3	38.9
Finance Lease Liability Due Within One Year				10.9	10.8
Southwestern Electric Power Co [Member] | Operating Lease Assets [Member]
Operating Lease Asset and Related Obligations
Operating Lease Assets				$ 123.4	$ 80.1

[1]	Excludes variable and short-term lease costs, which were immaterial.